FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Disclosure of maturity analysis for non-derivative financial liabilities

	2023
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	USD	USD	USD	USD
Accounts receivable	-	-	8,411,825	8,411,825
Other receivable	-	-	50,465	50,465
Gross receivable	-	-	8,462,290	8,462,290
Credit impairment losses	-	-	(6,542,904)	(6,542,904)
Carrying amount	-	-	1,919,396	1,919,396

	2022
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	USD	USD	USD	USD
Accounts receivable	-	-	8,577,930	8,577,930
Other receivable	-	-	120,304	120,304
Gross receivable	-	-	8,698,234	8,698,234
Credit impairment losses	-	-	(3,721,293)	(3,721,293)
Carrying amount	-	-	4,976,941	4,976,941

SCHEDULE OF CONTRACTUAL MATURITY

	Carrying amount	Total contractual undiscounted cash flow	0-365 days	Over 1 year
Accounts payable	$4,406,850	$4,406,850	$4,406,850	$-
Due to related parties	2,148,148	2,148,148	2,148,148	-
Loans payable	2,722,111	2,722,111	2,467,656	254,455
Short term debt	122,415	122,415	122,415	-

Total	$9,399,524	$9,399,524	$9,145,069	$254,455

2022

	Carrying amount	Total contractual undiscounted cash flow	0-365 days	Over 1 year
Accounts payable	$1,672,306	$1,672,306	$1,672,306	$-
Due to related parties	2,299,231	2,299,231	2,299,231	-
Operating lease liabilities	12,984,875	12,984,875	1,590,538	11,394,337
Loans payable	762,416	762,416	334,391	428,025
Convertible debt obligations	7,975,851	7,975,851	5,752,328	2,223,523
Short term debt	539,245	539,245	539,245	-

Total	$26,233,924	$26,233,924	$12,188,039	$14,045,885